ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,233,974	$ 178,909	¥ 512,830	¥ 5,461,264
Short-term investments	2,702,524	391,829	1,193,909
Prepayments and other current assets	606,502	87,935	479,017
Total current assets	6,360,210	922,145	3,443,111
Intangible assets, net	1,665,320	241,449	332,317
Total non-current assets	2,685,589	389,374	1,837,469
TOTAL ASSETS	9,045,799	1,311,519	5,280,580
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	931,943	135,119	620,406
TOTAL LIABILITIES	2,046,079	296,656	1,491,951
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 and 2,000,000,000 shares authorized, 955,876,116 and 1,079,881,662 shares issued, 927,776,552 and 1,021,923,242 shares outstanding as of December 31, 2021 and 2022, respectively)	688	100	633
Additional paid-in capital	20,599,549	2,986,653	15,714,015
Accumulated deficit	(13,824,234)	(2,004,326)	(11,816,229)
Accumulated other comprehensive income (loss)	223,717	32,436	(109,790)
TOTAL SHAREHOLDERS' EQUITY	6,999,720	1,014,863	3,788,629	¥ 7,027,955	¥ (7,190,962)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	9,045,799	1,311,519	5,280,580
Reportable legal entity | Parent
Current assets:
Cash and cash equivalents	76,610	11,107	112,374
Short-term investments	1,253,628	181,759	528,909
Prepayments and other current assets	15,921	2,308	3,163
Total current assets	1,346,159	195,174	644,446
Investments in subsidiaries, VIE and VIE's subsidiaries	4,102,926	594,868	2,959,723
Intangible assets, net	1,554,155	225,331	186,037
Total non-current assets	5,657,081	820,199	3,145,760
TOTAL ASSETS	7,003,240	1,015,373	3,790,206
LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY
Accrued expenses and other current liabilities	3,520	510	1,577
TOTAL LIABILITIES	3,520	510	1,577
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 and 2,000,000,000 shares authorized, 955,876,116 and 1,079,881,662 shares issued, 927,776,552 and 1,021,923,242 shares outstanding as of December 31, 2021 and 2022, respectively)	688	100	633
Additional paid-in capital	20,599,549	2,986,653	15,714,015
Accumulated deficit	(13,824,234)	(2,004,326)	(11,816,229)
Accumulated other comprehensive income (loss)	223,717	32,436	(109,790)
TOTAL SHAREHOLDERS' EQUITY	6,999,720	1,014,863	3,788,629
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	¥ 7,003,240	$ 1,015,373	¥ 3,790,206